Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0001139685
Document Type	POS AM
Entity Registrant Name	20/20 BIOLABS, INC.
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	20/20 Biolabs, Inc. is filing this post-effective amendment No. 1 to Form S-1 to update its registration statement on Form S-1, as amended (File No. 333-292125), initially filed with the Securities and Exchange Commission on December 12, 2025 and declared effective by the Securities and Exchange Commission on February 17, 2026, to include information from its Annual Report on Form 10-K for the year ended December 31, 2025.
Amendment Flag	true